Trade Accounts Receivable - Summary of Changes in Allowance for Doubtful Accounts (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Beginning balance		$ 86,177	$ 41,461
Increases			63,789
Increases		6,001
Decreases	[1]	(24,213)	(19,073)
Ending balance		$ 67,965	$ 86,177

[1]	Includes allocation of provisions for specific purposes and inflation adjustment effect.